Long-Term Debt - Interest Payable (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Interest Expense [Line Items]
Interest payable	$ 17,758	$ 17,658
Secured Notes and Warrants [Member]
Interest Expense [Line Items]
Interest payable	13,741	13,470
Unsecured Notes [Member]
Interest Expense [Line Items]
Interest payable	$ 4,017	$ 4,188